MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities (Parentheticals) (Convertible Debt Securities [Member])	1 Months Ended
Jun. 30, 2014
Convertible Debt Securities [Member]
MARKETABLE SECURITIES AND CUSTOMER DEPOSITS (Details) - Schedule of Marketable Securities (Parentheticals) [Line Items]
Conversion of the Warrant, shares	10,825